Other Liabilities and Liabilities Directly Associated With Non-Current Assets Held for Sale - Schedule of Other Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other liabilities and liabilities directly associated with non current assets held for sale [abstract]
Accounts and notes payable	$ 382,271	$ 317,703
Dividends payable	267	270
Unearned income	5,644	9,089
Valuation adjustment for hedge accounting	8,321	8,604
Payables due to brokerage transactions	140,799	75,872
Collateral for financial transactions (threshold)	116,654	91,223
Other liabilities	54,958	19,034
Totals	$ 708,914	$ 521,795